Events After the Reporting Period (Tables)	12 Months Ended
Dec. 31, 2024
Text block Explanatory [Abstract]
Summary of public bonds issued after reporting period
(2)	The Group issued the following bonds after the end of the reporting period, and the details are as follows.

(In thousands of foreign currencies)
Type	Issued Date	Foreign currency	Annual interest rates	Maturity
The bond in Japanese yen	Mar. 7, 2025	JPY 23,300,000	1.217%	Mar. 5, 2027
The bond in Japanese yen	Mar. 7, 2025	JPY 6,700,000	1.367%	Mar. 7, 2028